GS Mortgage-Backed Securities Trust 2022-PJ6 ABS-15G

Exhibit 99.4 - Schedule 3

Loan Number	GS Loan Number	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No						Collateral Risk Score is 1		PUD	xx	xx	xx	Primary	Refinance	xx	3		9	xx	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		xx		Full Documentation	QC Complete	xx
xx	xx	xx	xx	xx	QM/Non-HPML	1	1	1	1	1	No	No			*** (CURED) Automated Appraisal Review Missing - EV R COMMENT: Missing secondary value - no CU Score provided 7/15/20201: Received copy of CDA clearing issue *** (CURED) Missing Initial Closing Disclosure - EV R COMMENT: The Initial CD was not found in the file. *** (CURED) Missing flood cert - EV R COMMENT: The flood cert is not in the file. *** (CURED) Missing proof of hazard insurance - EV R COMMENT: Insuance is not in the file.			Supports value		Single Family	xx	xx	xx	Primary	Purchase	xx		xx	14	xx	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		xx	Yes	Full Documentation	QC Complete	xx